Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
1,051	iShares Russell 2000 ETF	$232,208	1.0
6,804	Vanguard S&P 500 ETF	2,478,697	10.1
7,153	Vanguard Value ETF	940,334	3.8

	Total Exchange-Traded Funds
	(Cost $2,922,713)	3,651,239	14.9

MUTUAL FUNDS: 85.0%
	Affiliated Investment Companies: 85.0%
8,653	Voya Large-Cap Growth Fund - Class R6	483,704	2.0
139,586	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,088,203	8.5
289,541	Voya Multi-Manager International Equity Fund - Class I	3,946,443	16.1
220,107	Voya Multi-Manager International Factors Fund - Class I	2,322,132	9.5
58,053	Voya Multi-Manager Mid Cap Value Fund - Class I	636,266	2.6
187,519	Voya U.S. Stock Index Portfolio - Class I	3,767,266	15.3
83,948	VY® Columbia Contrarian Core Portfolio - Class I	1,876,236	7.6
54,145	VY® Invesco Comstock Portfolio - Class I	1,026,588	4.2
34,938	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	736,153	3.0
56,668	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,867,793	7.6
39,069	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	594,232	2.4
13,747	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,513,150	6.2

	Total Mutual Funds
	(Cost $17,319,112)	20,858,166	85.0

	Total Investments in Securities (Cost $20,241,825)	$24,509,405	99.9
	Assets in Excess of Other Liabilities	14,611	0.1
	Net Assets	$24,524,016	100.0

(1)	Non-income producing security.

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,651,239	$–	$–	$3,651,239
Mutual Funds	20,858,166	–	–	20,858,166
Total Investments, at fair value	$24,509,405	$–	$–	$24,509,405

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Large-Cap Growth Fund - Class R6	$489,912	$55,156	$(50,773)	$(10,591)	$483,704	$-	$8,252	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,853,471	421,906	(189,195)	2,021	2,088,203	-	52,196	-
Voya Multi-Manager International Equity Fund - Class I	4,031,013	304,811	(426,357)	36,976	3,946,443	-	88,693	-
Voya Multi-Manager International Factors Fund - Class I	2,312,162	219,630	(241,472)	31,812	2,322,132	-	38,899	-
Voya Multi-Manager Mid Cap Value Fund - Class I	610,807	46,184	(90,284)	69,559	636,266	-	8,919	-
Voya U.S. Stock Index Portfolio - Class I	3,595,231	658,022	(626,760)	140,773	3,767,266	-	78,947	-
VY® Columbia Contrarian Core Portfolio - Class I	1,815,110	165,794	(172,288)	67,620	1,876,236	-	57,653	-
VY® Invesco Comstock Portfolio - Class I	967,262	169,872	(247,107)	136,561	1,026,588	-	18,343	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	741,216	109,037	(146,069)	31,969	736,153	-	49,036	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,789,302	223,836	(198,478)	53,133	1,867,793	-	22,868
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	618,384	57,904	(66,387)	(15,669)	594,232	-	15,886
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,508,784	150,400	(155,579)	9,545	1,513,150	-	28,875	-
	$20,332,654	$2,582,552	$(2,610,749)	$553,709	$20,858,166	$-	$468,567	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $21,052,167.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,457,238
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$3,457,238